Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Cost
Total Cost	¥ 786,967,084	$ 109,608,497	¥ 780,512,580	$ 113,583,622	¥ 730,447,603
Less: accumulated depreciation	(195,396,698)	(27,214,783)	(178,864,241)	(26,029,112)	(150,402,597)
Less: asset impairment	(29,891,896)	(4,163,333)	(29,891,896)	(4,349,998)	(29,891,896)
Property and equipment, net	561,678,490	78,230,381	571,756,443	83,204,512	550,153,110
Construction in Progress [Member]
Cost
Total Cost	274,132,838	38,181,125	309,948,621	45,105,086	318,000,074
Plant and Buildings [Member]
Cost
Total Cost	216,039,542	30,089,911	178,756,490
Machinery and Equipment [Member]
Cost
Total Cost	241,771,870	33,673,900	237,637,928	34,582,116	194,875,303
Electronic Equipment [Member]
Cost
Total Cost	11,314,439	1,575,871	11,117,440	1,617,859	10,107,578
Motor Vehicles [Member]
Cost
Total Cost	3,252,678	453,032	3,031,087	441,097	2,978,155
Office Equipment and Furniture [Member]
Cost
Total Cost	38,522,520	5,365,403	34,423,995	5,009,531	29,888,526
Leasehold Improvements [Member]
Cost
Total Cost	¥ 1,933,197	$ 269,255	¥ 5,597,019	$ 814,503	¥ 4,390,980